Net Loss Per Share - Antidilutive Securities (Q3) (Details)	9 Months Ended
Sep. 30, 2023 shares
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	6,651,610
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	25,109,551
Class B Prefunded Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	3,000,245
Public and Private Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of earnings per share (in shares)	14,450,883